CAPITAL STOCK - Schedule of Stock Options Oustanding (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	2,615,000	2,615,000	2,615,000	2,615,000	1,920,000
Exercise Price | $ / shares		$ 0.23	$ 0.23	$ 0.23	$ 0.23
Options Outstanding 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	54,000	54,000
Exercise Price | $ / shares	$ 0.50
Expiry Date	Jun. 01, 2020
Options Outstanding 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	63,000	63,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Jun. 01, 2020
Options Outstanding 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	48,000	48,000
Exercise Price | $ / shares	$ 0.225
Expiry Date	Jun. 01, 2020
Options Outstanding 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	90,000	90,000
Exercise Price | $ / shares	$ 0.50
Expiry Date	Jul. 01, 2020
Options Outstanding 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	150,000	150,000
Exercise Price | $ / shares	$ 0.30
Expiry Date	Nov. 01, 2020
Options Outstanding 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	30,000	30,000
Exercise Price | $ / shares	$ 0.50
Expiry Date	Mar. 01, 2021
Options Outstanding 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	100,000	100,000
Exercise Price | $ / shares	$ 0.225
Expiry Date	Mar. 01, 2021
Options Outstanding 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	108,000	108,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Jun. 10, 2021
Options Outstanding 9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	125,000	125,000
Exercise Price | $ / shares	$ 0.65
Expiry Date	Jul. 25, 2021
Options Outstanding 10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	125,000	125,000
Exercise Price | $ / shares	$ 0.27
Expiry Date	Jul. 01, 2022
Options Outstanding 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	382,000	382,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	Dec. 31, 2022
Options Outstanding 12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	690,000	690,000
Exercise Price | $ / shares	$ 0.30
Expiry Date	Jul. 01, 2023
Options Outstanding 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	250,000	250,000
Exercise Price | $ / shares	$ 0.20
Expiry Date	Oct. 08, 2025
Options Outstanding 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	400,000	400,000
Exercise Price | $ / shares	$ 0.40
Expiry Date	May 05, 2026